Property, Plant and Equipment, Net (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 94,000	$ 54,000	$ 81,000	$ 57,000